CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP (Tables)	12 Months Ended
Jun. 30, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet [Table Text Block]
The following condensed financial statements summarize the financial position of Kentucky First Federal Bancorp as of June 30, 2014 and 2013, and the results of its operations and its cash flows for the fiscal years ended June 30, 2014 and 2013.

KENTUCKY FIRST FEDERAL BANCORP
BALANCE SHEETS
June 30, 2014 and 2013
(In thousands)

	2014	2013

ASSETS

Interest-bearing deposits in First Federal of Hazard	$869	$1,085
Interest-bearing deposits in First Federal of Frankfort	1,133	762
Other interest-bearing deposits	13	43
Investment in First Federal of Hazard	17,384	16,967
Investment in Frankfort First	47,200	47,270
Prepaid expenses and other assets	639	535

Total assets	$67,238	$66,662

LIABILITIES AND SHAREHOLDERS’ EQUITY

Accounts payable and other liabilities	$33	$40

Total liabilities	33	40

Shareholders’ equity
Common stock	86	86
Additional paid-in capital	34,671	34,732

Retained earnings	34,027	33,604

Shares acquired by stock benefit plans	(1,410)	(1,626)
Shares acquired for treasury – at cost	(239)	(197)
Accumulated other comprehensive income	70	23
Total shareholders’ equity	67,205	66,622

Total liabilities and shareholders’ equity	$67,238	$66,662

Condensed Income Statement [Table Text Block]
KENTUCKY FIRST FEDERAL BANCORP
STATEMENTS OF INCOME
Years ended June 30, 2014 and 2013
(Dollar amounts in thousands)

	2014	2013
Income
Interest income	$110	$122
Dividends from First Federal of Hazard	—	6,480
Equity in undistributed (excess distributed) earnings of First Federal of Hazard	417	(5,745)
Dividends from Frankfort First	1,795	—
Equity in undistributed earnings of Frankfort First	(116)	2,823
Total income	2,206	3,680

Non-interest expenses	387	752

Earnings before income taxes	1,819	2,928

Federal income tax expense (benefit)	(115)	12

NET INCOME	$1,934	$2,916

Condensed Cash Flow Statement [Table Text Block]
KENTUCKY FIRST FEDERAL BANCORP
STATEMENTS OF CASH FLOWS
For Years ended June 30, 2014 and 2013
(Dollar amounts in thousands)

	2014	2013
Cash flows from operating activities:
Net earnings for the year	$1,934	$2,916
Adjustments to reconcile net earnings to net cash provided by operating activities:
Excess (deficit) distributions over earnings (undistributed earnings) from consolidated subsidiaries	(333)	2,921
Noncash compensation expense	187	467
Increase (decrease) in cash due to changes in:
Prepaid expenses and other assets	(104)	(79)
Other liabilities	(7)	(71)
Net cash provided by operating activities	1,677	6,154
	2014	2013
Cash flows from financing activities:
Dividends paid on common stock	(1,510)	(1,283)
Acquisition of CKF Bancorp, net of cash acquired	—	(3,466)
Repurchase of treasury shares	(42)	(—)
Net cash used in financing activities	(1,552)	(4,749)

Net increase (decrease) in cash and cash equivalents	125	999

Cash and cash equivalents at beginning of year	1,890	891

Cash and cash equivalents at end of year	$2,015	$1,890